Document and Entity Information	12 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Akerna Corp.
Entity Central Index Key	0001755953
Amendment Flag	true
Amendment Description	The Registrant hereby files this pre-effective amendment number two (the “Amendment”) to its registration statement on Form S-1 (No. 333-249380), as previously filed on October 8, 2020 (the “Original Filing”), as amended on October 19, 2020, to update certain information related to the Registrant’s capital stock and related party transactions. The Registrant previously paid the registration fee of $1,636.50 for the proposed maximum aggregate offering price of $15,000,000 with the Original Filing.
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE